Property, equipment, and right of use assets	12 Months Ended
Sep. 30, 2023
Property, equipment, and right of use assets
Property, equipment, and right of use assets
6.	Property, equipment, and right of use assets

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		leasehold	assets –	assets – Real
Cost	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2021	$31,146	$482	$—	$1,498	$4,175	$7,750	$45,051
Transfers from inventory	17,797	—	—	—	—	—	17,797
Additions	—	11	20	191	508	2,106	2,836
Acquisitions	3,952	218	140	802	1,274	3,747	10,133
Disposals and write offs	(15,954)	(262)	—	(60)	(1,177)	(1,217)	(18,670)
Balance September 30, 2022	$36,941	$449	$160	$2,431	$4,780	$12,386	$57,147
Transfers from inventory	29,279	—	—	—	—	—	29,279
Additions	—	11	—	90	2,246	7,938	10,285
Acquisitions	9,452	820	—	546	931	3,560	15,309
Disposals and write offs	(13,989)	(156)	—	(20)	(1,230)	(2,657)	(18,052)
Balance September 30, 2023	$61,683	$1,124	$160	$3,047	$6,727	$21,227	$93,968

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		leasehold	assets –	assets – Real
Accumulated depreciation	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2021	$16,419	$383	$—	$431	$1,635	$2,677	$21,545
Depreciation	15,980	66	—	191	1,477	2,738	20,452
Disposals and write offs	(15,954)	(259)	—	(26)	(990)	(1,118)	(18,347)
Balance September 30, 2022	$16,445	$190	$—	$596	$2,122	$4,297	$23,650
Depreciation	28,945	151	—	204	1,598	4,067	34,965
Disposals and write offs	(13,989)	(156)	—	(20)	(1,230)	(2,657)	(18,052)
Balance September 30, 2023	$31,401	$185	$—	$780	$2,490	$5,707	$40,563

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		leasehold	assets –	assets – Real
Net Book Value	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2021	$14,727	$99	$—	$1,067	$2,540	$5,073	$23,506
Balance September 30, 2022	$20,496	$259	$160	$1,835	$2,658	$8,089	$33,497
Balance September 30, 2023	$30,282	$939	$160	$2,267	$4,237	$15,520	$53,405

Rental equipment transferred from inventory during the years ended September 30, 2023 and 2022 was $29,279,000 and $17,797,000. For the years ended September 30, 2023 and 2022, the Company obtained equipment loans (Note 10) of $22,419,000 and $9,602,000, respectively, with the balance of $6,860,000 and $8,195,000 paid in cash, respectively.